CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Millions	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 € / shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 € / shares
Allowance for doubtful accounts | $	$ 0.1		$ 0.4
Ordinary shares, shares outstanding	235,753,600
Priority share
Preferred share, par value (in euros per share) | € / shares		€ 1		€ 1
Preferred share, share authorized	0		1
Preferred share, share issued	0		1
Preferred share, share outstanding	0		1
Common Class A
Ordinary shares, par value (in euros per share) | € / shares		0.01		0.01
Ordinary shares, shares authorized	500,000,000		500,000,000
Ordinary shares, shares issued	326,342,270		326,342,270
Ordinary shares, shares outstanding	200,054,926		325,783,607
Treasury shares	126,287,344		558,663
Common Class B
Ordinary shares, par value (in euros per share) | € / shares		0.1		0.1
Ordinary shares, shares authorized	37,138,658		37,138,658
Ordinary shares, shares issued	35,698,674		35,698,674
Ordinary shares, shares outstanding	35,698,674		35,698,674
Common Class C
Ordinary shares, par value (in euros per share) | € / shares		€ 0.09		€ 0.09
Ordinary shares, shares authorized	37,748,658		37,748,658
Ordinary shares, shares issued	0		0
Ordinary shares, shares outstanding	0		0